Schedule of Options Assigned (Details) (USD $)	Dec. 31, 2012
Unexercised Options	3,711,937
Manager
Date of Grant/Exercise	2003
Strike Price, lower range	$ 20.35
Strike price, upper range	$ 22.85
Unexercised Options	164,197
Manager
Date of Grant/Exercise	2004
Strike Price, lower range	$ 25.75
Strike price, upper range	$ 31.40
Unexercised Options	226,125
Manager
Date of Grant/Exercise	2005
Range of strike prices	$ 29.60
Unexercised Options	89,925
Manager
Date of Grant/Exercise	2006
Range of strike prices	$ 29.42
Unexercised Options	48,875
Manager
Date of Grant/Exercise	2007
Strike Price, lower range	$ 27.75
Strike price, upper range	$ 31.30
Unexercised Options	172,815
Manager
Date of Grant/Exercise	2011
Strike Price, lower range	$ 4.55
Strike price, upper range	$ 6.00
Unexercised Options	1,460,000
Manager
Date of Grant/Exercise	2012
Strike Price, lower range	$ 6.22
Strike price, upper range	$ 6.71
Unexercised Options	1,550,000